                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6471

                Van Kampen Trust For Investment Grade Municipals
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
               (Address of principal executive offices) (Zip code)

                                 Jerry W. Miller
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 7/31/08

Item 1. Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS
PORTFOLIO OF INVESTMENTS - JULY 31, 2008 (UNAUDITED)

PAR
AMOUNT
(000)                   DESCRIPTION               COUPON   MATURITY        VALUE
--------   ------------------------------------   ------   --------   --------------
           MUNICIPAL BONDS 199.1%
           ALABAMA 2.2%
$  3,660   Alabama St Brd Ed Rev & Impt
              Southn Univ St Cmnty Rfdg
              (MBIA Insd) (a)                      5.250%  07/01/20   $    3,804,936
   3,225   Bessemer, AL Governmental Util
              Svc Corp Wtr Supply Rev Rfdg,
              Ser A (AGL Insd) (b)                 5.000   06/01/39        3,251,164
     750   Birmingham Baptist Med Ctr AL
              Baptist Hlth Sys, Ser A              5.875   11/15/24          746,040
   7,600   Birmingham Baptist Med Ctr AL
              Spl Care Fac Fin Auth Rev
              Baptist Hlth Sys Inc, Ser A          5.000   11/15/30        6,554,772
   2,525   Huntsville-Redstone Vlg, AL Spl
              Care Fac Fin Auth Redstone Vlg
              Proj                                 5.500   01/01/43        2,011,390
                                                                      --------------
                                                                          16,368,302
                                                                      --------------
           ALASKA 1.4%
   1,500   Alaska St Hsg Fin Corp Gen Hsg,
              Ser A (FGIC Insd)                    5.000   12/01/30        1,476,105
   3,650   Alaska St Intl Arpt Rev, Ser B
              (AMBAC Insd) (Prerefunded @
              10/01/12)                            5.250   10/01/27        3,967,039
   1,575   Matanuska-Susitna Boro, AK Ctf
              Partn Pub Safety Bldg Lease
              (FSA Insd)                           5.750   03/01/16        1,641,670
   5,300   Northern Tob Sec Corp Rev Asset Bkd,
              Ser A                                5.000   06/01/46        3,755,633
                                                                      --------------
                                                                          10,840,447
                                                                      --------------

           ARIZONA 3.4%
$  1,000   Arizona Hlth Fac Auth Hosp Sys
              Rev John C Lincoln Hlth
              Network (Prerefunded @
              12/01/12)                            6.375%  12/01/37   $    1,138,140
   6,075   Glendale, AZ Indl Dev Auth John
              C Lincoln Hlth Rfdg, Ser B           5.000   12/01/37        5,152,450
   3,050   Glendale, AZ Indl Dev Auth Rfdg         5.000   12/01/35        2,606,164
   3,000   Goodyear, AZ McDowell Rd Coml
              Corridor Impt Dist Impt (AMBAC
              Insd)                                5.250   01/01/32        2,999,850
   3,500   Maricopa Cnty, AZ Hosp Rev Sun
              Hlth Corp                            5.000   04/01/35        3,032,785
   3,400   Pima Cnty, AZ Indl Dev Auth Wtr
              & Wastewtr Rev Global Wtr
              Resh LLC Proj (AMT)                  6.550   12/01/37        3,030,624
   8,500   University of AZ Med Ctr Corp           5.000   07/01/35        7,432,740
                                                                      --------------
                                                                          25,392,753
                                                                      --------------
           CALIFORNIA 20.5%
     900   Aliso Viejo, CA Cmnty Fac Dist
              Spl Tax No 2005-01 Glenwood
              at Aliso                             6.000   09/01/38          883,350
   1,300   Anaheim, CA Pub Fin Auth Lease
              Rev Pub Impt Proj, Ser C (FSA
              Insd)                                6.000   09/01/16        1,480,908
   6,000   Anaheim, CA Redev Agy Tax
              Allocation Rfdg Merged Redev
              Proj Area, Ser A (FSA Insd) (b)      5.000   02/01/31        6,045,150
   6,000   Bay Area Toll Auth CA Toll Brdg
              Rev San Francisco Bay Area,
              Ser A-1 (AMBAC Insd) (c)(d)          6.500   04/01/45        6,000,000
   1,000   California Cnty, CA Tob Agy Tob
              Sec Sonoma Cnty Corp Rfdg            5.250   06/01/45          757,220

           CALIFORNIA (CONTINUED)
$  3,000   California Hsg Fin Agy Rev
              Home Mtg, Ser G (AMT) (b)            4.950%  08/01/23   $    2,816,912
   2,000   California Hsg Fin Agy Rev
              Home Mtg, Ser G (AMT) (b)            5.050   08/01/29        1,877,941
   7,300   California Hsg Fin Agy Rev
              Home Mtg, Ser I (AMT) (b)            4.800   08/01/36        6,758,950
   4,800   California Hsg Fin Agy Rev Home
              Mtg, Ser K (AMT) (b)                 5.300   08/01/23        4,643,232
   5,500   California Hsg Fin Agy Rev Home
              Mtg, Ser K (AMT) (b)                 5.450   08/01/28        5,320,370
   1,500   California Pollutn Ctl Fin Auth
              Solid Waste Disp Rev Waste
              Mgmt Inc Proj, Ser B (AMT)           5.000   07/01/27        1,221,795
     695   California St (AMBAC Insd)              5.125   10/01/27          695,264
   1,000   California St Dept Wtr Res Wtr
              Ctl Wtr Sys, Ser  X (FGIC Insd)
              (Prerefunded @ 12/01/12)             5.000   12/01/29        1,008,480
   1,175   California St Dept Wtr Res Wtr
              Cent Vy Proj, Ser AE (b)             5.000   12/01/24        1,216,942
   1,500   California St Dept Wtr Res Wtr
              Cent Vy Proj, Ser AE (b)             5.000   12/01/25        1,553,543
   1,500   California St Dept Wtr Res Wtr
              Cent Vy Proj, Ser AE (b)             5.000   12/01/26        1,553,543
     875   California St Dept Wtr Res Wtr
              Cent Vy Proj, Ser AE (b)             5.000   12/01/27          906,233
   1,500   California St Dept Wtr Res Wtr
              Cent Vy Proj, Ser AE (b)             5.000   12/01/28        1,553,543

           CALIFORNIA (CONTINUED)
$  5,000   California St Univ Rev & Co
              Systemwide, Ser A (AMBAC
              Insd)                                5.000%  11/01/33   $    4,922,100
   9,150   California St Veterans, Ser CD
              (AMT) (b)                            4.600   12/01/32        8,360,712
   9,015   California Statewide Cmnty Dev
              Auth Rev Daughters of Charity
              Hlth, Ser A                          5.250   07/01/30        8,351,225
   1,500   California Statewide Cmnty Dev
              Auth Rev Front Porch Cmnty &
              Svc, Ser A (e)                       5.125   04/01/37        1,292,115
   2,700   California Statewide Cmnty Dev
              Auth Rev Hlth Fac Adventist
              Hlth, Ser A                          5.000   03/01/30        2,566,512
   3,750   California Statewide Cmnty Dev
              Auth Rev Hlth Fac Adventist
              Hlth, Ser A                          5.000   03/01/35        3,482,100
   6,230   California Statewide Cmnty Dev
              Auth Rev Kaiser Permanente,
              Ser A (b)                            5.000   04/01/31        5,858,970
   3,360   California Statewide Cmnty Dev
              Auth Rev Sutter Hlth, Ser A          5.000   11/15/43        3,165,422
     600   Daly City, CA Hsg Dev Fin Agy
              Mobile Home Pk Rev Third Tier
              Franciscan Rfdg, Ser C               6.500   12/15/47          526,026
   1,750   Florin, CA Res Consv Dist Cap
              Impt Elk Grove Wtr Svc, Ser A
              (MBIA Insd)                          5.000   09/01/33        1,679,877
   3,000   Florin, CA Res Consv Dist Cap
              Impt Elk Grove Wtr Svc, Ser B
              (MBIA Insd)                          5.000   03/01/33        2,880,960

           CALIFORNIA (CONTINUED)
$  2,000   Foothill/Eastern Corridor Agy CA
              Toll Rd Rev Cap Apprec Rfdg
              (MBIA Insd)                              *   01/15/17   $    1,217,700
  10,750   Foothill/Eastern Corridor Agy CA
              Toll Rd Rev Sr Lien, Ser A (f)           *   01/01/23        5,364,573
   3,000   Fremont, CA Uni Sch Dist, Ser A
              (FGIC Insd)                          5.000%  08/01/25        3,053,070
   8,000   Golden St Tob Sec Corp CA Tob
              Settlement Rev Asset Bkd Sr,
              Ser A-1                              5.750   06/01/47        6,570,400
   5,000   Golden St Tob Sec Corp CA Tob
              Settlement Rev Enhanced, Ser A       5.000   06/01/45        4,442,100
   3,840   Golden St Tob Sec Corp CA Tob
              Settlement Rev, Ser A (b)            5.750   06/01/47        3,153,830
   1,000   Hesperia, CA Pub Fin Auth Rev
              Redev & Hsg Proj, Ser A (XLCA
              Insd)                                5.000   09/01/37          883,080
   4,000   Los Angeles, CA Dept Wtr & Pwr,
              Ser A (FGIC Insd)                    5.125   07/01/40        4,000,520
   2,000   Los Angeles, CA Wtr & Pwr Rev
              Pwr Sys, Ser B (FSA Insd)            5.000   07/01/28        2,022,480
   1,500   Metropolitan Wtr Dist Southn CA
              Wtrwks Rev Auth, Ser B1
              (FGIC Insd)                          5.000   10/01/33        1,506,000
     700   Morongo Band of Mission Indians
              CA Enterprise Rev Indians
              Enterprise Casino, Ser B (e)         5.500   03/01/18          682,829
   3,500   Palm Springs, CA Fin Auth Lease
              Rev Convention Ctr Proj, Ser A
              (MBIA Insd)                          5.500   11/01/35        3,588,270

           CALIFORNIA (CONTINUED)
$  3,400   Quechan Indian Tribe Ft Yuma
              Indian Reservation CA & Govt
              Proj                                 7.000%  12/01/27   $    3,250,094
   2,400   Rancho Mirage, CA Jt Pwr Fin
              Auth Rev Eisenhower Med Ctr,
              Ser A                                5.000   07/01/47        2,180,064
   1,000   Santa Clara Cnty, CA Brd Ed Ctf
              tn Rfdg (MBIA Insd)                  5.000   04/01/25        1,010,710
   1,690   Southern CA Pub Pwr Auth Nat
              Gas Proj No 1, Ser A                 5.250   11/01/21        1,671,123
   3,000   Temecula, CA Redev Agy Tax
              Temecula Redev Proj No 1
              (MBIA Insd)                          5.250   08/01/36        3,006,360
   4,700   Tobacco Sec Auth Northn CA Tob
              Settlement Rev, Ser A-1              5.375   06/01/38        3,695,281
   3,550   Tobacco Sec Auth Northn CA Tob
              Settlement Rev, Ser A-1              5.500   06/01/45        2,803,293
   3,800   Tobacco Sec Auth Southn CA
              Tob Settlement, Ser A-1              5.000   06/01/37        2,822,336
   9,650   Tobacco Sec Auth Southn CA
              Tob Settlement, Ser A-1              5.125   06/01/46        7,136,754
   1,600   Turlock, CA Hlth Fac Rev
              Emanuel Med Ctr Inc                  5.375   10/15/34        1,426,144
                                                                      --------------
                                                                         154,866,406
                                                                      --------------
           COLORADO 4.9%
   2,000   Aurora, CO Ctf tn (AMBAC
              Insd) (Prerefunded @
              12/01/10)                            5.500   12/01/30        2,143,000
   3,405   Colorado Ed & Cultural Fac Auth
              Rev Impt Charter Sch Rfdg
              (XLCA Insd)                          5.250   12/01/23        3,401,186

           COLORADO (CONTINUED)
$    800   Colorado Hlth Fac Auth Hlth &
              Residential Care Fac Volunteers
              of Amer Care, Ser A                  5.250%  07/01/27   $      687,704
     600   Colorado Hlth Fac Auth Hlth &
              Residential Care Fac Volunteers
              of Amer Care, Ser A                  5.300   07/01/37          487,716
   5,500   Colorado Hlth Fac Auth Rev
              Adventist Hlth/Sunbelt Rfdg, Ser
              D (b)                                5.250   11/15/27        5,343,745
   7,300   Colorado Hlth Fac Auth Rev
              Catholic Hlth (FSA Insd) (b)         5.000   09/01/36        7,223,679
   2,000   Colorado Hlth Fac Auth Rev
              Catholic Hlth Initiatives, Ser
              A (f)                                5.500   03/01/32        2,105,300
   3,000   Colorado Hlth Fac Auth Rev
              Covenant Retirement Cmnty
              Inc                                  5.000   12/01/35        2,460,780
   3,350   Colorado Hlth Fac Auth Rev Hosp
              North CO Med Ctr (MBIA
              Insd) (c)(d)                         7.850   05/15/20        3,350,000
   1,125   Colorado Hlth Fac Auth Rev Hosp
              Portercare Adventist Hlth
              (Prerefunded @ 11/15/11)             6.500   11/15/31        1,264,556
   1,400   Colorado Hlth Fac Auth Rev
              Poudre Vly CO Hlth Fac Auth
              Hosp, Ser A (FSA Insd)               5.200   03/01/31        1,414,966
       6   Colorado Hsg Fin Auth Single
              Family Pgm Sr, Ser B1 (AMT)          7.650   11/01/26            6,116
   1,805   Lakewood, CO Ctf t (AMBAC
              Insd) (Prerefunded @
              12/01/10) (a)                        5.300   12/01/16        1,927,614
   1,000   Montezuma Cnty, CO Hosp Dist
              Hlth Fac Enterprise Hosp Rfdg        5.900   10/01/37          865,520

           COLORADO (CONTINUED)
$  1,200   North Range, CO Met Dist No 2
              Ltd Tax                              5.500%  12/15/37   $      983,832
   2,050   Salida, CO Hosp Dist Rev                5.250   10/01/36        1,635,306
   1,500   University of CO Hosp Auth Rev,
              Ser A                                5.250   11/15/39        1,357,455
                                                                      --------------
                                                                          36,658,475
                                                                      --------------
           CONNECTICUT 1.8%
   1,175   Connecticut St Dev Auth Solid
              Waste Disp Fac Rev Pwr LLC
              Proj, Ser A (AMT)                    5.750   11/01/37        1,116,779
   7,500   Connecticut St Hsg Fin Auth Hsg
              Mtg Fin Pg Sub, Ser B-2
              (AMT)                                5.100   05/15/38        6,545,250
   3,580   Connecticut St Spl Oblig Pkg Rev
              Bradley Intl Arpt, Ser A (ACA
              Insd) (AMT)                          6.600   07/01/24        3,366,882
   1,000   Hartford, CT Pkg Sys Rev, Ser A
              (Prerefunded @ 7/01/10)              6.500   07/01/25        1,078,380
   1,925   Mashantucket Western Pequot
              Tribe CT 2006 Sub Spl Rev Bd,
              Ser A (e)                            5.500   09/01/36        1,622,602
                                                                      --------------
                                                                          13,729,893
                                                                      --------------
           DISTRICT OF COLUMBIA 2.4%
   1,725   District Columbia Rev Univ
              George Washington Univ, Ser B
              (MBIA Insd) (c)(d)                   6.970   09/15/29        1,725,000
   1,150   District Columbia Wtr & Swr Auth
              Pub Util Rev Rfdg Sub Lien, Ser
              A (AGL Insd) (b)                     5.000   10/01/29        1,148,328
   2,350   District Columbia Wtr & Swr Auth
              Pub Util Rev Rfdg Sub Lien, Ser
              A (AGL Insd) (b)                     5.000   10/01/34        2,346,583

           DISTRICT OF COLUMBIA (CONTINUED)
$  6,000   District Columbia Wtr & Swr Auth
              Pub Util Rev Sub Lien, Ser A (FSA
              Insd) (b)                            5.500%  10/01/41   $    6,235,920
   2,775   District of Columbia Hosp Rev
              Medlantic Hlthcare Rfdg, Ser A
              (MBIA Insd) (f)                      5.250   08/15/12        2,781,022
   2,000   District of Columbia Rev
              Friendship Pub Charter Sch Inc
              (ACA Insd)                           5.750   06/01/18        1,996,100
       5   District of Columbia, Ser E (FSA
              Insd) (a)                            6.000   06/01/13            5,015
   2,000   Metropolitan Washington DC Arpt
              Auth Sys, Ser A (FGIC Insd)
              (AMT)                                5.250   10/01/32        1,890,040
                                                                      --------------
                                                                          18,128,008
                                                                      --------------
           FLORIDA 42.8%
   1,000   Alachua Cnty, FL Indl Dev Rev
              North FL Retirement Vlg              5.250   11/15/17          931,570
   1,000   Alachua Cnty, FL Indl Dev Rev
              North FL Retirement Vlg              5.875   11/15/36          870,910
     500   Alachua Cnty, FL Indl Dev Rev
              North FL Retirement Vlg              5.875   11/15/42          430,605
     375   Beacon Lakes, FL Cmnty Dev FL
              Spl Assmt, Ser A                     6.000   05/01/38          313,492
     250   Beacon Lakes, FL Cmnty Dev FL
              Spl Assmt Sub, Ser B                 6.200   05/01/38          209,070
  12,960   Brevard Cnty, FL Hlth Fac Auth
              Hlthcare Fac Rev First Inc
              Proj (b)                             5.000   04/01/34       11,792,434
   5,000   Brevard Cnty, FL Hlth Fac Auth
              Hlthcare Fac Rev Hlth First Inc
              Proj                                 5.000   04/01/34        4,549,450

           FLORIDA (CONTINUED)
$  1,800   Brevard Cnty, FL Hlth Fac Auth
              Residential Care Fac Rev Buena
              Vida Estates Inc                     6.750%  01/01/37   $    1,726,506
   1,000   Broward Cnty, FL Hsg Fin Auth
              Multi-Family Hsg Rev Pembroke
              Pk Apts Proj (AMT)                   5.650   10/01/28          927,340
   1,000   Broward Cnty, FL Sch Brd Ctf
              tn, Ser A (FSA Insd)                 5.000   07/01/22        1,020,140
   1,500   Capital Tr Agy FL Rev Ft
              Lauderdale Proj (AMT)                5.750   01/01/32        1,284,300
     995   Cross Creek Cmnty Dev Dist FL
              Spl Assmt Rev Cross Creek
              Comm Dev, Ser B                      5.500   05/01/17          718,410
   3,180   Dade Cnty, FL Spl Oblig Cap
              Apprec, Ser B (AMBAC Insd)
              (Prerefunded @ 10/01/08)                *    10/01/26        1,051,308
     675   Escambia Cnty, FL Hlth Fac Auth
              Rev (AMBAC Insd)                     5.950   07/01/20          714,035
   1,000   Escambia Cnty, FL Util Auth Util
              Sys Rev (FGIC Insd)
              (Prerefunded @ 1/01/09)              5.250   01/01/29        1,025,080
   1,250   Florida Agric & Mechanical Univ
              Rev Student Apt Fac (MBIA
              Insd)                                6.500   07/01/23        1,254,150
     265   Florida Hsg Fin Agy
              Homeownership Mtg, Class B,
              Ser B (AMT)                          8.595   11/01/18          282,970
   2,750   Florida Hsg Fin Agy Hsg Willow
              Lake Apts, Ser J-1 (AMBAC
              Insd) (AMT)                          5.350   07/01/27        2,599,795
     440   Florida Hsg Fin Corp Rev
              Homeowner Mtg, Ser 4 (FSA
              Insd) (AMT)                          6.250   07/01/22          459,844

           FLORIDA (CONTINUED)
$  1,000   Florida Hsg Fin Corp Rev Hsg
              Wentworth II Apts, Ser A
              (AMBAC Insd) (AMT)                   5.375%  11/01/29   $      932,200
   5,365   Florida Hsg Fin Corp Rev, Ser 6
              (AMT) (b)                            4.625   07/01/31        5,012,809
   5,025   Florida Hsg Fin Corp Rev, Ser 6
              (AMT) (b)                            4.700   07/01/37        4,695,129
   8,475   Florida Ports Fin Comm Rev St
              Trans Tr Fd Intermodal Pgm
              (FGIC Insd) (AMT)                    5.500   10/01/29        8,146,594
   2,000   Florida Ports Fin Comm Rev St
              Trans Tr Fd (MBIA Insd)
              (AMT)                                5.375   06/01/27        1,922,020
  12,775   Florida St Brd of Ed Cap Outlay
              Pub Ed Rfdg, Ser D                   5.750   06/01/22       13,423,587
   4,500   Florida St Brd of Ed Cap Outlay
              Pub Ed, Ser C (FGIC Insd)
              (Prerefunded @ 6/01/10)              5.750   06/01/29        4,829,850
   2,000   Florida St Brd of Ed Lottery Rev,
              Ser A (FGIC Insd)                    5.250   07/01/17        2,093,820
   5,000   Florida St Brd of Ed Lottery Rev,
              Ser A (FGIC Insd) (Prerefunded
              @ 7/01/10)                           5.500   07/01/17        5,355,350
   1,000   Florida St Brd of Ed Lottery Rev,
              Ser A (FGIC Insd) (Prerefunded
              @ 7/01/10)                           6.000   07/01/14        1,080,410
  15,000   Florida St Brd of Ed Pub Ed Cap
              Outlay, Ser D (b)                    4.750   06/01/35       14,696,150
   1,000   Florida St Brd of Ed Rev FL St
              Univ Hsg Fac, Ser A (MBIA
              Insd)                                5.000   05/01/29          991,000

           FLORIDA (CONTINUED)
$  4,735   Florida St Brd of Regt Hsg Rev
              Univ FL (FGIC Insd)
              (Prerefunded @ 7/01/10)              5.500%  07/01/28   $    5,071,516
   3,000   Florida St Dept Trans                   5.000   07/01/32        3,015,450
   7,295   Florida St Dept Trans Tpk Rev,
              Ser A (b)                            5.000   07/01/29        7,371,212
   1,500   Florida St Div Bd Fin Dept Gen
              Svc Rev Dept Envrnmtl
              Preservtn 2000, Ser A (AMBAC
              Insd)                                5.000   07/01/11        1,502,685
   2,000   Florida St Div Bd Fin Dept Gen
              Svc Rev Dept Envrnmtl
              Preservtn 2000, Ser A (FGIC
              Insd)                                5.250   07/01/12        2,064,220
   1,910   Florida St Tpk Auth Tpk Rev Dept
              Trans Rfdg, Ser A (b)                5.000   07/01/26        1,942,002
   1,935   Florida St Tpk Auth Tpk Rev Dept
              Trans Rfdg, Ser A (b)                5.000   07/01/27        1,967,421
   2,100   Florida St Tpk Auth Tpk Rev Dept
              Trans Rfdg, Ser A (b)                5.000   07/01/28        2,135,186
   2,500   Florida St Tpk Auth Tpk Rev Dept
              Trans Rfdg, Ser A (b)                5.000   07/01/32        2,541,888
   1,475   Florida St Tpk Auth Tpk Rev Dept
              Trans, Ser B                         5.000   07/01/30        1,480,487
   8,700   Fort Lauderdale, FL Wtr & Swr
              Rev (b)                              5.000   09/01/32        8,790,176
   1,635   Fort Myers, FL Util Rev Rfdg, Ser
              A (FGIC Insd)                        5.500   10/01/24        1,653,770
     415   Gainesville, FL Util Sys Rev (f)        8.125   10/01/14          471,689
   1,000   Gramercy Farms Cmnty Dev Dist
              FL Spl Assmt, Ser B                  5.100   05/01/14          889,650
     500   Gulf Breeze, FL Rev Loc Govt
              (FGIC Insd)                          5.650   12/01/20          514,460

           FLORIDA (CONTINUED)
$    730   Gulf Breeze, FL Rev Loc Govt
              (FGIC Insd)                          5.750%  12/01/20   $      747,330
   1,000   Gulf Breeze, FL Rev Loc Govt
              (FGIC Insd)                          5.800   12/01/20        1,057,060
   5,000   Halifax Hosp Med Ctr FL Hosp
              Rev Impt Rfdg, Ser A                 5.000   06/01/38        4,290,650
   5,500   Halifax Hosp Med Ctr FL Hosp
              Rev Impt Rfdg, Ser A                 5.250   06/01/26        5,160,320
   3,000   Highlands Cnty, FL Hlth Fac Auth
              Rev Hosp Adventist Hlth, Ser D
              (Prerefunded @ 11/15/13)             5.375   11/15/35        3,271,560
   3,000   Highlands Cnty, FL Hlth Fac Auth
              Rev Hosp Adventist/Sunbelt,
              Ser A (Prerefunded @
              11/15/11)                            6.000   11/15/31        3,313,380
   1,285   Highlands, FL Cmnty Dev Dist Spl
              Assmt                                5.550   05/01/36          993,433
     750   Hillsborough Cnty, FL Assmt Rev
              Capacity Assmt Spl (FSA Insd)        5.000   03/01/15          787,695
     750   Hillsborough Cnty, FL Assmt Rev
              Capacity Assmt Spl (FSA Insd)        5.000   09/01/15          787,695
   1,450   Hillsborough Cnty, FL Aviation
              Auth Rev, Ser A (AGL Insd)
              (AMT) (b)                            5.375   10/01/33        1,455,039
   3,260   Hillsborough Cnty, FL Aviation
              Auth Rev, Ser A (AGL Insd)
              (AMT) (b)                            5.500   10/01/38        3,271,329
  14,150   Hillsborough Cnty, FL Indl Dev
              Auth Hosp Rev Tampa Gen
              Hosp Proj (b)                        5.250   10/01/41       13,125,453

           FLORIDA (CONTINUED)
$  1,100   Hillsborough Cnty, FL Indl Dev
              Auth Pollutn Ctl Rev
              Hillsborough Cnty Ida Rfdg
              (AMBAC Insd)                         5.000%  12/01/34   $    1,111,660
   1,225   Hillsborough Cnty, FL Indl Dev
              Auth Pollutn Ctl Rev Tampa
              Elec, Ser B                          5.150   09/01/25        1,243,252
   1,000   Hillsborough Cnty, FL Indl Dev
              Tampa Gen Hosp Proj, Ser B           5.250   10/01/28          973,250
   1,000   Hillsborough Cnty, FL Indl Dev
              Tampa Gen Hosp Proj, Ser B           5.250   10/01/34          943,000
   2,745   Hillsborough Cnty, FL Port Dist
              Rev Tampa Port Auth Proj, Ser
              A (MBIA Insd) (AMT)                  5.375   06/01/27        2,637,972
  10,000   Hillsborough Cnty, FL Solid
              Waste & Res Recovery Rev,
              Ser A (BHAC Insd) (AMT)              4.500   09/01/34        8,476,200
   1,380   Hollywood, FL Cmnty Redev Agy
              Beach Cra                            5.625   03/01/24        1,363,026
   1,500   Jacksonville, FL Econ Dev
              Commn Indl Dev Rev Metro Pkg
              Solutions Proj (ACA Insd)
              (AMT)                                5.500   10/01/30        1,368,375
   7,000   Lakeland, FL Elec & Wtr Rev (a)(f)          *   10/01/13        5,836,320
   2,230   Lakeland, FL Elec & Wtr Rev (f)         5.750   10/01/19        2,423,497
   5,105   Lakeland, FL Hosp Sys Rev
              Lakeland Regl Hlth Sys (b)           5.000   11/15/25        4,870,811
   1,000   Lee Cnty, FL Arpt Rev, Ser A
              (FSA Insd) (AMT)                     5.750   10/01/22        1,007,950
   1,185   Lee Cnty, FL Hsg Fin Auth Single
              Family Mtg Rev Multi-Cnty Pgm,
              Ser A (GNMA Collateralized)
              (AMT)                                5.000   03/01/39        1,002,391

           FLORIDA (CONTINUED)
$  2,400   Lee Cnty, FL Indl Dev Auth
              Hlthcare Fac Rev Shell
              PT/Alliance Oblig Group              5.125%  11/15/36   $    1,948,848
   1,000   Lee Cnty, FL Indl Dev Auth Indl
              Dev Rev Lee Charter Fndtn, Ser
              A                                    5.375   06/15/37          804,290
   1,000   Leesburg, FL Hosp Rev Leesburg
              Regl Med Ctr Proj                    5.500   07/01/32          950,250
   1,025   Main Str Cmnty Dev Dist FL Cap
              Impt Rev, Ser A                      6.800   05/01/38          962,372
     650   Main Str Cmnty Dev Dist FL Cap
              Impt Rev, Ser B                      6.900   05/01/17          634,731
   3,500   Marion Cnty, FL Hosp Dist Rev
              Hlth Sys Munroe Reg Impt &
              Rfdg                                 5.000   10/01/34        3,235,680
     650   Marion Cnty, FL Hosp Dist Rev
              Hlth Sys Munroe Reg Impt &
              Rfdg (Prerefunded @
              10/01/09)                            5.500   10/01/29          683,410
   1,500   Miami Beach, FL Stormwtr Rev
              (FGIC Insd)                          5.250   09/01/25        1,498,245
   1,460   Miami Beach, FL Stormwtr Rev
              (FGIC Insd) (a)                      5.750   09/01/14        1,540,577
   1,045   Miami Beach, FL Stormwtr Rev
              (FGIC Insd)                          5.750   09/01/15        1,102,674
   3,200   Miami-Dade Cnty, FL Aviation Rev
              Miami Intl Arpt (CIFG Insd)
              (AMT)                                5.000   10/01/38        2,891,616

           FLORIDA (CONTINUED)
$  2,000   Miami-Dade Cnty, FL Aviation Rev
              Miami Intl Arpt (FGIC Insd)
              (AMT)                                5.375%  10/01/27   $    1,958,860
   4,720   Miami-Dade Cnty, FL Aviation Rev
              Miami Intl Arpt (AGC Insd)
              (AMT)                                5.375   10/01/32        4,555,650
     870   Miami-Dade Cnty, FL Aviation Rev
              Miami Intl Arpt, Ser B (FGIC
              Insd)                                5.450   10/01/15          901,885
   3,000   Miami-Dade Cnty, FL Aviation Rev
              Miami Intl Arpt, Ser B (FGIC
              Insd)                                5.750   10/01/29        3,083,340
   2,000   Miami-Dade Cnty, FL Aviation
              Rev, Ser A (FSA Insd) (AMT)          5.000   10/01/33        1,826,380
   2,000   Miami-Dade Cnty, FL Aviation, Ser
              A (FSA Insd) (AMT)                   5.125   10/01/35        1,852,300
   2,000   Miami-Dade Cnty, FL Ed Fac Auth
              Rev, Ser A (AMBAC Insd)
              (Prerefunded @ 4/01/10)              5.750   04/01/29        2,136,660
     940   Midtown Miami, FL Cmnty Dev FL
              Spl Assmt Rev, Ser A                 6.000   05/01/24          860,655
   4,250   North Broward, FL Hosp Dist Rev
              Impt (Prerefunded @ 1/15/11)         6.000   01/15/31        4,606,405
   1,000   Orange Cnty, FL Cap Rev Impt &
              Rfdg (AMBAC Insd)                        *   10/01/12          857,990
   1,000   Orange Cnty, FL Cap Rev Impt &
              Rfdg (AMBAC Insd)                        *   10/01/13          818,760
     980   Orange Cnty, FL Hlth Fac Auth
              Hosp Hlthcare, Ser E                 6.000   10/01/26          997,297
      20   Orange Cnty, FL Hlth Fac Auth
              Hosp Hlthcare, Ser E
              (Prerefunded @ 10/01/09)             6.000   10/01/26           21,114

           FLORIDA (CONTINUED)
$  2,475   Orange Cnty, FL Hlth Fac Auth
              Rev First Mtg Orlando Lutheran
              Tower                                5.500%  07/01/32   $    2,070,536
   1,000   Orange Cnty, FL Hlth Fac Auth
              Rev Hosp Orlando Regl
              Hlthcare, Ser B                      5.125   11/15/39          935,040
   1,000   Orange Cnty, FL Hsg Fin Auth
              Multi-Family Rev Mtg Hands Inc
              Proj, Ser A (Acquired 06/19/95,
              Cost $1,000,000) (g)                 7.000   10/01/25        1,044,200
   2,000   Orange Cnty, FL Tourist Dev Tax
              Rev (AMBAC Insd)
              (Prerefunded @ 10/01/09)             5.500   10/01/31        2,085,360
   1,500   Orlando & Orange Cnty Expwy
              Auth FL Expwy Rev Jr Lien
              (FGIC Insd)                          5.000   07/01/28        1,466,640
   2,000   Osceola Cnty, FL Sch Brd Ctf,
              Ser A (AMBAC Insd)
              (Prerefunded @ 6/01/12)              5.250   06/01/27        2,172,140
     890   Overoaks, FL Cmnty Dev Dist
              Cap Impt Rev, Ser A                  6.125   05/01/35          748,134
   1,650   Palm Beach Cnty, FL Hlth Fac
              Auth Rev Wtrford Proj                5.875   11/15/37        1,523,610
   1,000   Palm Beach Cnty, FL Sch Brd Ctf
              tn, Ser A (FGIC Insd)
              (Prerefunded @ 8/01/10)              5.875   08/01/21        1,076,080
   5,000   Pasco Cnty, FL Wtr & Swr Rev
              Rfdg (FSA Insd)                      5.000   10/01/36        5,005,950
   1,000   Pembroke Pines, FL Cons Util
              Sys Rev (FGIC Insd) (f)              6.250   09/01/11        1,060,300
   1,500   Pensacola, FL Arpt Rev Rfdg, Ser
              A (MBIA Insd) (AMT)                  6.000   10/01/12        1,533,360

           FLORIDA (CONTINUED)
$  1,565   Pensacola, FL Arpt Rev Rfdg, Ser
              A (MBIA Insd) (AMT)                  6.125%  10/01/18   $    1,591,026
     500   Polk Cnty, FL Sch Brd Ctf tn
              Master Lease, Ser A (FSA
              Insd)                                5.500   01/01/25          519,000
   2,000   Port Saint Lucie, FL Spl Assmt
              Rev Southwest Annexation Dist,
              Ser 1-B (MBIA Insd)                  5.000   07/01/33        1,963,580
   4,675   Putnam Cnty, FL Dev Auth Pollutn
              Ctl Rev Rfdg Seminole Proj, Ser
              A (AMBAC Insd)                       5.350   03/15/42        4,635,403
     890   Reunion East Cmnty Dev Dist FL
              Spl Assmt                            5.800   05/01/36          727,967
   1,000   Saint Johns Cnty, FL Indl Dev
              Auth Hlthcare Glenmoor Proj,
              Ser A                                5.250   01/01/26          843,120
   1,500   Saint John's Cnty, FL Indl Dev
              Auth Hlthcare Glenmoor Proj,
              Ser A                                5.375   01/01/40        1,170,030
   5,860   Saint Lucie Cnty, FL Sch Brd Ctf
              Partn (FSA Insd)                     5.000   07/01/29        5,777,491
   2,000   Saint Lucie Cnty, FL Sch Brd Ctf,
              Ser A (FSA Insd)                     5.000   07/01/21        2,033,320
   1,000   Saint Lucie Cnty, FL Sch Brd Ctf,
              Ser A (FSA Insd)                     5.000   07/01/23        1,012,360
     600   Seminole Tribe, FL Spl Oblig Rev,
              Ser A (e)                            5.250   10/01/27          536,352
   1,415   Seven Oaks, FL Cmnty Dev Dist II
              Spl Assmt Rev, Ser A                 5.875   05/01/35        1,160,045
   1,000   South Lake Cnty Hosp Dist FL
              South Lake Hosp Inc                  6.375   10/01/28        1,019,900

           FLORIDA (CONTINUED)
$  1,500   South Miami, FL Hlth Fac Auth
              Hosp Rev Baptist Hlth South FL
              Group                                5.000%  08/15/37   $    1,427,250
   2,845   South Vlg Cmnty Dev Dist FL Cap
              Impt Rev, Ser A                      5.700   05/01/35        2,421,323
     500   Split Pine Cmnty Dev Dist FL Spl
              Assmt, Ser A                         5.250   05/01/39          406,275
   1,250   Sterling Hill Cmnty Dev Dist FL
              Cap Impt Rev, Ser A                  6.200   05/01/35        1,252,538
   1,000   Tallahassee, FL Hlth Fac Rev
              Tallahassee Mem Hlthcare Proj        6.375   12/01/30        1,007,520
   1,000   Tallahassee, FL Lease Rev FL St
              Univ Proj, Ser A (MBIA
              Insd) (a)                            5.500   08/01/17        1,056,680
   1,115   Tallahassee, FL Lease Rev FL St
              Univ Proj, Ser A (MBIA
              Insd) (a)                            5.500   08/01/19        1,170,438
   3,000   Tampa, FL Hosp Rev Cap Impt H
              Lee Moffitt, Ser A                   5.750   07/01/19        3,045,210
   1,800   Tampa, FL Hosp Rev Cap Impt H
              Lee Moffitt, Ser A                   5.750   07/01/29        1,813,086
     300   Tolomato Cmnty, FL Dev Dist Spl
              Assmt                                6.550   05/01/27          298,839
   3,170   Tolomato Cmnty, FL Dev Dist Spl
              Assmt                                6.650   05/01/40        3,155,038
   3,500   Village Ctr Cmnty Dev Dist FL
              Recreational Rev, Ser A (MBIA
              Insd)                                5.125   11/01/36        3,513,370
   1,000   Village Ctr Cmnty Dev Dist FL
              Recreational Rev, Ser A (MBIA
              Insd)                                5.200   11/01/25        1,017,440
   1,000   Village Ctr Cmnty Dev Dist FL Util
              Rev (FGIC Insd) (f)                  6.000   11/01/18        1,156,000

           FLORIDA (CONTINUED)
$  2,000   Village Ctr Cmnty Dev Dist FL Util
              Rev (MBIA Insd)                      5.250%  10/01/23   $    2,083,140
   1,000   Volusia Cnty, FL Ed Fac Auth Rev
              Ed Fac Embry Riddle Aero, Ser
              A                                    5.750   10/15/29          982,480
   3,000   West Orange Hlthcare Dist FL,
              Ser A                                5.800   02/01/31        3,033,810
     820   West Palm Beach, FL Cmnty
              Redev Agy Northwood -
              Pleasant Cmnty Redev, Ser A          5.000   03/01/35          701,543
     750   World Comm Cmnty Dev Dist FL
              Spl Assmt                            5.500   05/01/38          588,008
                                                                      --------------
                                                                         322,841,709
                                                                      --------------
           GEORGIA 3.4%
   5,250   Atlanta, GA Arpt Passenger Fac
              Charge Rev Gen Sub Lien, Ser
              C (FSA Insd) (b)                     5.000   01/01/33        5,252,777
   2,000   Atlanta, GA Arpt Passenger Fac
              Charge Rev Gen Sub Lien, Ser
              C (FSA Insd)                         5.000   01/01/33        2,001,940
   1,421   Fulton Cnty, GA Lease Rev
              (Acquired 12/23/94, Cost
              $1,420,926) (g)                      7.250   06/15/10        1,460,541
   1,500   George L Smith II GA World
              Congress Cent Auth Rev
              Domed Stadium Proj Rfdg
              (MBIA Insd) (AMT)                    5.500   07/01/20        1,398,600
   2,635   Georgia Muni Elec Auth Pwr Rev,
              Ser A (MBIA-IBC Insd)                6.500   01/01/20        3,193,436
   5,815   Georgia Muni Elec Auth Pwr Rev,
              Ser Y (MBIA-IBC Insd)                6.500   01/01/17        6,646,921

           GEORGIA (CONTINUED)
$     85   Georgia Muni Elec Auth Pwr Rev,
              Ser Y (MBIA-IBC Insd)
              (Prerefunded @ 1/01/14)              6.500%  01/01/17   $       98,593
   2,400   Putnam Cnty, GA Dev Auth
              Pollutn Ctl Rev GA Pwr Co, Ser
              1                                    5.100   06/01/23        2,367,912
     800   Royston, GA Hosp Auth Hosp
              Rev Ctf Hlthcare Sys Inc             6.700   07/01/16          804,952
   2,500   Royston, GA Hosp Auth Hosp
              Rev Ctf Hlthcare Sys Inc Rfdg        6.500   07/01/27        2,455,825
                                                                      --------------
                                                                          25,681,497
                                                                      --------------
           IDAHO 0.2%
   1,340   Idaho Hlth Fac Auth Rev Vly Vista
              Care Corp Rfdg                       6.125   11/15/27        1,231,594
                                                                      --------------
           ILLINOIS 12.0%
   1,910   Bartlett, IL Tax Increment Rev
              Quarry Redev Proj Rfdg               5.600   01/01/23        1,807,777
  11,675   Chicago, IL Brd of Ed Rfdg, Ser C
              (FSA Insd) (b)                       5.000   12/01/27       11,958,474
   2,000   Chicago, IL Brd of Ed (FGIC Insd)
              (Prerefunded @ 12/01/10)             5.500   12/01/31        2,142,540
   4,400   Chicago, IL O'Hare Intl Arpt Rev
              Gen Arpt Third Lien (AGC
              Insd) (b)                            5.250   01/01/24        4,527,688
  11,500   Chicago, IL O'Hare Intl Arpt Rev
              Gen Arpt Third Lien (AGC
              Insd) (b)                            5.250   01/01/25       11,790,433
   1,500   Chicago, IL O'Hare Intl Arpt Rev
              Gen Arpt Third Lien Rfdg, Ser
              C-2 (FSA Insd) (AMT)                 5.250   01/01/30        1,427,715

           ILLINOIS (CONTINUED)
$  1,000   Chicago, IL O'Hare Intl Arpt Rev
              Second Lien Passenger Fac,
              Ser B (AMBAC Insd)                   5.500%  01/01/16   $    1,037,420
   2,000   Chicago, IL O'Hare Intl Arpt Rev
              Second Lien Passenger Fac,
              Ser B (AMBAC Insd)                   5.500   01/01/17        2,068,300
   5,700   Chicago, IL O'Hare Intl Arpt Rev,
              Ser A (FSA Insd) (b)                 5.000   01/01/33        5,612,933
   3,500   Chicago, IL Proj Rfdg, Ser A (MBIA
              Insd) (Prerefunded @ 1/01/11)        5.000   01/01/31        3,648,153
     375   Chicago, IL Proj Rfdg, Ser C
              (FGIC Insd)                          5.750   01/01/14          397,421
     375   Chicago, IL Proj Rfdg, Ser C
              (FGIC Insd)                          5.750   01/01/15          397,421
   1,000   Chicago, IL Rfdg, Ser B (AMBAC
              Insd)                                5.125   01/01/15        1,061,400
   2,500   Chicago, IL, Ser A (AGL Insd) (b)       5.250   01/01/24        2,612,275
   3,500   Chicago, IL, Ser A (AGL Insd)           5.250   01/01/25        3,647,665
   2,500   Chicago, IL, Ser A (AGL Insd) (b)       5.250   01/01/25        2,612,275
   3,500   Du Page Cnty, IL Fst Presv Dist            *    11/01/10        3,289,405
   4,500   Hoffman Estates, IL (b)                 5.000   12/01/38        4,489,380
   2,310   Illinois Dev Fin Auth Rev Adventist
              Hlth, Ser A (MBIA Insd)              5.500   11/15/13        2,502,284
   2,500   Illinois Dev Fin Auth Rev Adventist
              Hlth, Ser A (MBIA Insd)              5.500   11/15/15        2,724,350
     400   Illinois Fin Auth Rev Christian
              Homes Inc Rfdg, Ser A                5.750   05/15/31          342,004

           ILLINOIS (CONTINUED)
$  1,000   Illinois Fin Auth Rev IL Fin Auth
              Roosevelt Univ                       5.500%  04/01/37   $      944,920
   2,000   Illinois Fin Auth Rev IL Inst of
              Technology, Ser A                    5.000   04/01/31        1,851,680
   4,500   Illinois Fin Auth Rev Osf Hlthcare
              Sys, Ser A                           5.750   11/15/37        4,493,205
   3,500   Illinois Fin Auth Rev Sherman Hlth
              Sys 2007, Ser A                      5.500   08/01/37        3,238,305
   1,330   Illinois Fin Auth Solid Waste Rev
              Disp Waste Mgmt Inc Proj
              (AMT)                                5.050   08/01/29        1,094,790
   1,250   Illinois Hlth Fac Auth Rev
              Evangelical Hosp, Ser C (FSA
              Insd)                                6.750   04/15/17        1,464,087
   2,275   Illinois Hlth Fac Auth Rev South
              Suburban Hosp (f)                    7.000   02/15/18        2,683,271
     285   Illinois St (FGIC Insd)                 5.250   12/01/20          285,573
     250   Metropolitan Pier & Expo Auth IL
              Dedicated St Tax Rev
              McCormick Pl Expn Proj, Ser A
              (FGIC Insd)                          5.375   12/15/18          260,573
   1,920   University IL Univ Rev Auxiliary
              Fac Sys (MBIA Insd)                  4.500   04/01/36        1,736,640
     775   Will-Kankakee Regl Dev Auth IL
              Multi-Family Hsg Rev Sr Estates
              Supportive Living (AMT)              7.000   12/01/42          735,994
   1,500   Yorkville, IL Utd City Spl Svc Area
              Spl Tax No 2006-113
              Cannonball/Beecher                   5.750   03/01/28        1,292,385
                                                                      --------------
                                                                          90,178,736
                                                                      --------------

           INDIANA 4.0%
$  1,535   Indiana Hlth & Ed Fac Fin Auth
              Hosp Rev Clarian Hlth Oblig,
              Ser A                                5.000%  02/15/36   $    1,382,620
   1,300   Indiana Hlth & Ed Fac Fin Auth
              Hosp Rev Cmnty Fndtn
              Northwest IN                         5.500   03/01/37        1,130,545
   5,600   Indiana Hlth & Ed Fac Fin Auth
              Rev Ascension Hlth Sr
              Credit (b)                           5.000   11/15/36        5,402,516
   4,000   Indiana Hlth Fac Fin Auth Rev
              Deaconess Hosp, Ser A
              (AMBAC Insd)                         5.375   03/01/34        4,027,560
   5,500   Indiana St Hsg & Cmnty Dev Auth
              Single Family Mtg Rev, Ser D
              (GNMA Collateralized)
              (AMT) (b)                            4.625   07/01/38        5,177,726
   1,280   North Adams, IN Cmnty Sch
              Renovation Bldg Corp Cap
              Apprec First Mtg (FSA Insd) (a)          *   01/15/19          780,314
   1,500   Petersburg, IN Pollutn Ctl Rev IN
              Pwr & Lt (AMT)                       5.950   12/01/29        1,421,055
  10,780   Saint Joseph Cnty, IN Hosp Auth
              Hlth Sys Rev Rfdg Mem Hlth
              Sys (AMBAC Insd) (c)                 7.000   08/15/33       10,780,000
     500   Vigo Cnty, IN Hosp Auth Rev Un
              Hosp Inc (e)                         5.750   09/01/42          428,630
                                                                      --------------
                                                                          30,530,966
                                                                      --------------
           IOWA 1.9%
   1,685   Des Moines, IA Pub Pkg Sys, Ser
              A (FGIC Insd) (a)                    5.750   06/01/15        1,761,010
   1,785   Des Moines, IA Pub Pkg Sys, Ser
              A (FGIC Insd) (a)                    5.750   06/01/16        1,865,521

           IOWA (CONTINUED)
$    500   Jefferson Cnty, IA Hosp Rev
              Jefferson Cnty Hosp Proj, Ser
              C                                    5.950%  08/01/37   $      467,080
     500   Sibley, IA Hlthcare Fac Rev
              Osceola Cmnty Hosp Proj              6.000   12/01/37          445,640
   2,750   Tobacco Settlement Auth IA Tob
              Settlement Rev Asset Bkd, Ser
              C                                    5.375   06/01/38        2,137,163
   2,750   Tobacco Settlement Auth IA Tob
              Settlement Rev Asset Bkd, Ser
              C                                    5.625   06/01/46        2,169,200
   6,700   Tobacco Settlement Auth IA Tob
              Settlement Rev, Ser C                5.500   06/01/42        5,213,672
                                                                      --------------
                                                                          14,059,286
                                                                      --------------
           KANSAS 1.8%
   2,100   Burlington, KS Environmental Impt
              Rev KC Rfdg Pwr LT, Ser B
              (XLCA Insd)                          5.000   12/01/23        2,138,661
   3,810   Kansas St Dev Fin Auth Rev KS
              Proj, Ser N (AMBAC Insd) (a)         5.250   10/01/22        3,976,916
   1,100   Labette Cnty, KS Hosp Rev Rfdg
              & Impt, Ser A                        5.750   09/01/37        1,006,764
   1,250   Lenexa, KS Hlthcare Fac Rev
              Rfdg & Impt                          5.500   05/15/39        1,080,700
   3,300   Manhattan, KS Hlthcare Fac Rev
              Meadowlark Hills Retirement,
              Ser A                                5.000   05/15/24        2,782,329
   1,650   Manhattan, KS Hlthcare Fac Rev
              Meadowlark Hills Retirement,
              Ser A                                5.000   05/15/36        1,278,651
     700   Manhattan, KS Hlthcare Fac Rev
              Meadowlark Hills Retirement,
              Ser B                                5.125   05/15/42          541,009

           KANSAS (CONTINUED)
$  1,075   Olathe, KS Sr Living Fac Rev
              Catholic Care Campus Inc, Ser
              A                                    6.000%  11/15/38   $      961,942
                                                                      --------------
                                                                          13,766,972
                                                                      --------------
           KENTUCKY 0.8%
   6,725   Louisville & Jefferson Cnty, KY
              Metro Govt Hlth Sys Rev (b)          5.250   10/01/36        6,060,098
                                                                      --------------
           LOUISIANA 3.0%
     830   Colonial Pinnacle Cmnty Dev Dist
              Dev                                  6.750   05/01/23          813,068
   1,495   Lakeshore Vlg Master Cmnty Dev
              Dist LA Spl Assmt                    5.250   07/01/17        1,337,801
   2,425   Louisiana Hsg Fin Agy Rev Azalea
              Estates Rfdg, Ser A (GNMA
              Collateralized) (AMT)                5.375   10/20/39        2,205,731
   8,000   Louisiana Pub Fac Auth Rev
              Christus Hlth Sub, Ser C-2
              (AMBAC Insd) (c)(d)                  6.500   07/01/41        8,000,000
   7,500   Louisiana St Gas & Fuels Tax
              Rev, Ser A (FSA Insd) (b)            5.000   05/01/36        7,481,925
   2,750   Rapides Fin Auth LA Rev Cleco
              Pwr Proj (AMT)                       5.250   11/01/37        2,723,985
                                                                      --------------
                                                                          22,562,510
                                                                      --------------
           MARYLAND 1.3%
   1,050   Gaithersburg, MD Econ Dev Rev
              Asbury MD Oblig Group A              5.125   01/01/36          918,204
   1,635   Maryland St Cmnty Dev Admin
              Dept Hsg & Cmnty Dev, Ser H
              (AMT)                                5.100   09/01/37        1,439,699
   2,500   Maryland St Hlth & Higher Ed Fac
              Auth Rev MD Inst College of
              Art                                  5.000   06/01/40        2,188,025

           MARYLAND (CONTINUED)
$  2,750   Maryland St Hlth & Higher Ed Fac
              Auth Rev Mercy Med Ctr, Ser
              A                                    5.500%  07/01/42   $    2,541,468
   2,250   Maryland St Trans Auth Arpt
              Baltimore/WA Intl Arpt, Ser B
              (AMBAC Insd) (AMT)                   5.125   03/01/24        2,145,375
     950   Prince Georges Cnty, MD Spl
              Oblig Natl Harbor Proj               5.200   07/01/34          807,158
                                                                      --------------
                                                                          10,039,929
                                                                      --------------
           MASSACHUSETTS 3.9%
     650   Massachusetts St Dev Fin Agy
              Rev Linden Ponds Inc Fac, Ser
              A                                    5.750   11/15/35          561,795
     750   Massachusetts St Dev Fin Agy
              Rev Linden Ponds Inc Fac, Ser
              A                                    5.750   11/15/42          638,407
     500   Massachusetts St Hlth & Ed Fac
              Auth Rev Hlthcare Sys
              Covenant (Prerefunded @
              1/01/12)                             6.000   07/01/31          520,050
      35   Massachusetts St Hlth & Ed Fac
              Auth Rev tn Hlthcare Sys,
              Ser C                                5.750   07/01/32           35,567
     965   Massachusetts St Hlth & Ed Fac
              Auth Rev tn Hlthcare Sys,
              Ser C (Prerefunded @
              7/01/11)                             5.750   07/01/32        1,055,778

           MASSACHUSETTS (CONTINUED)
$  5,835   Massachusetts St Hlth & Ed Fac
              Auth Rev Univ MA Mem Issue,
              Ser D                                5.000%  07/01/33   $    5,051,360
   5,765   Massachusetts St Hsg Fin Agy
              Hsg Rev Single Family Hsg, Ser
              126 (AMT) (b)                        4.550   06/01/27        5,388,143
   1,000   Massachusetts St Hsg Fin Agy
              Hsg, Ser A (AMT)                     5.100   12/01/27          921,590
   6,750   Massachusetts St Sch Bldg Auth
              Dedicated Sales Tax Rev, Ser A
              (AMBAC Insd) (b)                     4.500   08/15/35        6,558,310
   3,850   Massachusetts St Sch Bldg Auth
              Dedicated Sales Tax Rev, Ser A
              (FSA Insd) (b)                       5.000   08/15/30        3,886,211
   4,500   Massachusetts St Wtr Res Auth
              Gen, Ser A (b)                       5.000   08/01/41        4,483,485
                                                                      --------------
                                                                          29,100,696
                                                                      --------------
           MICHIGAN 4.9%
   3,015   Detroit, MI Downtown Dev Auth
              Tax Increment Rev, Ser C1                *   07/01/17        1,946,152
   3,050   Detroit, MI Downtown Dev Auth
              Tax Increment Rev, Ser C1 (a)            *   07/01/18        1,853,698
   3,050   Detroit, MI Downtown Dev Auth
              Tax Increment Rev, Ser C1 (a)            *   07/01/19        1,738,683
   3,050   Detroit, MI Downtown Dev Auth
              Tax Increment Rev, Ser C1 (a)            *   07/01/22        1,426,820
   3,050   Detroit, MI Downtown Dev Auth
              Tax Increment Rev, Ser C1 (a)            *   07/01/23        1,337,364
   3,050   Detroit, MI Downtown Dev Auth
              Tax Increment Rev, Ser C1 (a)            *   07/01/24        1,251,812
   3,500   Grand Rapids, MI Downtown Dev
              Cap Apprec (MBIA Insd)                   *   06/01/15        2,635,500

           MICHIGAN (CONTINUED)
$  2,765   Grand Rapids, MI Downtown Dev
              Cap Apprec (MBIA Insd)                   *   06/01/16   $    1,973,021
   2,000   Grand Rapids, MI Wtr Supply Sys
              Rfdg (FGIC Insd)                     5.750%  01/01/13        2,111,420
   2,000   Kent Hosp Fin Auth MI Rev Metro
              Hosp Proj, Ser A                     6.000   07/01/35        1,849,720
   1,350   Kent Hosp Fin Auth MI Rev
              Spectrum Hlth, Ser A                 5.250   01/15/47        1,408,212
     600   Kent Hosp Fin Auth MI Rev
              Spectrum Hlth, Ser A                 5.500   01/15/47          631,116
   2,850   Michigan St Hosp Fin Auth Rev
              Ascension Hlth Cr, Ser A (MBIA
              Insd) (Prerefunded @
              11/15/09)                            5.750   11/15/18        2,998,400
   2,500   Michigan St Strategic Fd Detroit
              Edison Co Proj Rfdg, Ser C
              (XLCA Insd) (AMT)                    5.450   12/15/32        2,254,675
   2,250   Michigan St Strategic Fd Detroit
              Edison Co Proj, Ser A (XLCA
              Insd) (AMT)                          5.500   06/01/30        2,060,235
   2,500   Michigan St Strategic Fd Detroit
              Edison Pollutn Ctl Rfdg
              (AMBAC Insd) (d)                     4.850   09/01/30        2,539,000
   1,000   Michigan St Strategic Fd Detroit
              Edison Pollutn Ctl Rfdg, Ser B
              (AMT)                                5.650   09/01/29          925,760
   7,000   Michigan Tob Settlement Fin Auth
              Tob Settlement Asset Sr, Ser
              A                                    6.000   06/01/48        5,847,450
                                                                      --------------
                                                                          36,789,038
                                                                      --------------

           MINNESOTA 2.2%
$  1,380   Annandale, MN Econ Dev Auth Sr
              Hsg & Hlthcare Rev Annandale
              Care Ctr Proj, Ser A                 5.900%  11/01/37   $    1,256,200
     525   Chisago, MN Hlthcare Fac Rev
              CDL Homes LLC Proj                   6.000   08/01/42          486,176
   1,250   Dakota Cnty, MN Cmnty Dev Agy
              Multi-Family Hsg Rev Commons
              Marice Proj Rfdg, Ser A              5.000   05/01/42          960,950
   1,000   Meeker Cnty, MN Gross Rev
              Hosp Fac Mem Hosp Proj               5.750   11/01/37          932,480
   8,000   Minneapolis, MN Hlthcare Sys
              Rev Fairview Hlth Svc Rfdg, Ser
              A (AMBAC Insd) (c)                   7.000   11/15/32        8,000,000
      50   Minnesota Agric & Econ Dev Brd
              Rev Hlthcare Sys (MBIA Insd)         5.750   11/15/26           51,078
     300   North Oaks, MN Sr Hsg Rev
              Presbyterian Homes North
              Oaks                                 6.000   10/01/27          285,396
     875   North Oaks, MN Sr Hsg Rev
              Presbyterian Homes North
              Oaks                                 6.000   10/01/33          812,394
     275   North Oaks, MN Sr Hsg Rev
              Presbyterian Homes North
              Oaks                                 6.125   10/01/39          256,834
   2,200   Saint Paul, MN Hsg & Redev Auth
              Hlthcare Fac Rev Hlth tners
              Oblig Grp Proj                       5.250   05/15/36        1,945,614
   1,400   Saint Paul, MN Hsg & Redev Auth
              Hosp Rev Hlth East Proj              6.000   11/15/35        1,382,262
                                                                      --------------
                                                                          16,369,384
                                                                      --------------

           MISSOURI 2.8%
$    245   Cape Girardeau Cnty, MO Indl
              Dev Auth Hlthcare Fac Rev
              Southeast MO Hosp Assoc              5.625%  06/01/27   $      234,960
   1,700   Cass Cnty, MO Hosp Rev                  5.625   05/01/38        1,550,672
   1,250   Cole Cnty, MO Indl Dev Auth Sr
              Living Fac Rev Lutheran Sr Svc
              Heisinger Proj                       5.500   02/01/35        1,191,437
   1,625   Jefferson Cnty, MO Reorg Sch
              Dist No R-6 (FGIC Insd)              5.625   03/01/20        1,706,266
   2,500   Joplin, MO Indl Dev Auth Indl Rev
              Rfdg Christian Homes Inc, Ser F      5.750   05/15/26        2,179,725
   1,000   Joplin, MO Indl Dev Auth Indl Rev
              Christian Homes Inc Rfdg, Ser F      5.750   05/15/31          849,010
   1,325   Maryland Heights, MO Tax
              Increment Rev South Heights
              Redev Proj Rfdg, Ser A               5.500   09/01/18        1,282,640
   1,250   Saint Charles, MO Ctf tn, Ser B         5.500   05/01/18        1,300,663
   1,250   Saint Louis Cnty, MO Indl Dev
              Auth Sr Living Fac Rev
              Friendship Vlg West Cnty, Ser A      5.375   09/01/21        1,172,262
     975   Saint Louis Cnty, MO Indl Dev
              Auth Sr Living Fac Rev Saint
              Andrews Res for Srs, Ser A           6.375   12/01/30          906,038
   2,335   Saint Louis Cnty, MO Indl Dev
              Auth Sr Living Fac Rev Saint
              Andrews Res for Srs, Ser A           6.375   12/01/41        2,131,972
     900   Saint Louis, MO Indl Dev Auth
              Tax Increment & Cmnty Impt
              Dist Loughborough Com Rfdg           5.750   11/01/27          839,916

           MISSOURI (CONTINUED)
$  3,025   Springfield, MO Pub Bldg Corp
              Leasehold Rev Springfield
              Branson Arpt, Ser B (AMBAC
              Insd) (AMT) (b)                      4.550%  07/01/29   $    2,574,841
     525   Springfield, MO Pub Bldg Corp
              Leasehold Rev Springfield
              Branson Arpt, Ser B (AMBAC
              Insd) (AMT)                          4.550   07/01/29          440,780
   3,675   Springfield, MO Pub Bldg Corp
              Leasehold Rev Springfield
              Branson Arpt, Ser B (AMBAC
              Insd) (AMT) (b)                      4.600   07/01/36        3,128,112
                                                                      --------------
                                                                          21,489,294
                                                                      --------------
           NEBRASKA 0.3%
   2,615   Omaha Pub Pwr Dist NE Elec Rev
              Sys, Ser A (b)                       5.000   02/01/34        2,623,738
                                                                      --------------
           NEVADA 2.1%
   4,285   Clark Cnty, NV Indl Dev Rev
              Southwest Gas Corp Proj, Ser A
              (BHAC Insd) (AMT)                    4.750   09/01/36        3,712,610
   3,000   Clark Cnty, NV Indl Dev Rev
              Southwest Gas Corp Proj, Ser A
              (AMBAC Insd) (AMT)                   5.250   07/01/34        2,454,030
   3,500   Clark Cnty, NV Indl Dev
              Southwest Gas Corp Proj, Ser
              D1 (FGIC Insd) (AMT)                 5.250   03/01/38        2,833,040
   4,100   Nevada Hsg Div Single Family
              Mtg Rev, Ser A (GNMA
              Collateralized) (AMT)                5.875   04/01/38        4,023,412
   3,460   Reno, NV Hosp Rev Regl Med Ctr
              Proj, Ser A (b)                      5.250   06/01/37        3,176,713
                                                                      --------------
                                                                          16,199,805
                                                                      --------------

           NEW HAMPSHIRE 0.3%
$  1,000   New Hampshire Hlth & Ed Fac
              Auth Rev Derryfield Sch
              (Prerefunded @ 7/01/10)              7.000%  07/01/30   $    1,017,490
     950   New Hampshire St Bus Fin Auth
              Wtr Fac Rev Pennichuck
              Wtrwks Inc (AMBAC Insd)
              (AMT)                                6.300   05/01/22          955,690
                                                                      --------------
                                                                           1,973,180
                                                                      --------------
           NEW JERSEY 6.9%
     375   Burlington Cnty, NJ Brdg Cmnty
              Econ Dev Rev The Evergreens
              Proj                                 5.625   01/01/38          332,186
   1,200   New Jersey Econ Dev Auth Rev
              Cig Tax                              5.750   06/15/29        1,127,808
   3,150   New Jersey Econ Dev Auth Rev
              Cig Tax                              5.750   06/15/34        2,903,670
  25,000   New Jersey Econ Dev Auth St
              Contract Econ Recovery (MBIA
              Insd)                                5.900   03/15/21       28,465,500
   2,000   New Jersey Hlthcare Fac Fin Auth
              Rev Holy Name Hosp                   5.000   07/01/36        1,699,540
   2,300   New Jersey Hlthcare Fac Fin Auth
              Rev Saint Peters Univ Hosp
              Oblig                                5.750   07/01/37        2,197,121
   2,095   New Jersey St Trans Tr Fd Auth
              Trans Sys, Ser A                     5.750   06/15/17        2,394,543
   4,500   Tobacco Settlement Fin Corp NJ,
              Ser A1                               4.750   06/01/34        3,226,905
  14,000   Tobacco Settlement Fin Corp NJ,
              Ser A1 (b)                           5.000   06/01/41       10,046,540
                                                                      --------------
                                                                          52,393,813
                                                                      --------------

           NEW MEXICO 0.2%
$  1,250   Jicarilla, NM Apache Nation Rev,
              Ser A (Acquired 10/23/03, Cost
              $1,275,475) (g)                      5.500%  09/01/23   $    1,286,338
                                                                      --------------
           NEW YORK 11.7%
   2,500   Metropolitan Trans Auth NY Rev
              Rfdg, Ser A (FGIC Insd)              5.250   11/15/31        2,509,300
  13,750   Metropolitan Trans Auth NY Rev
              Trans, Ser B (FSA Insd) (b)          4.500   11/15/36       13,576,390
   2,400   New York City Hsg Dev Corp
              Multi-Family Hsg Rev, Ser E1
              (AMT)                                5.350   11/01/37        2,198,208
   3,650   New York City Indl Dev Agy Rev
              Liberty 7 World Trade Ctr Proj,
              Ser B                                6.750   03/01/15        3,712,087
  16,930   New York City Trans Auth Trans
              Fac Livingston Plaza Proj Rfdg,
              Ser 1993 (FSA Insd) (f)              5.400   01/01/18       18,732,029
   7,225   New York, NY Sub, Ser I-1 (b)           5.000   02/01/26        7,378,389
   2,500   New York St Dorm Auth Lease
              Rev Muni Hlth Fac Impt Pgm,
              Ser A (FSA Insd)                     5.500   05/15/25        2,528,575
   5,170   New York St Dorm Auth Rev City
              Univ Sys, Ser C                      7.500   07/01/10        5,513,805
   3,000   New York St Dorm Auth Rev Hosp
              (MBIA Insd)                          5.000   08/01/33        2,962,050
   2,000   New York St Dorm Auth Rev St
              Univ Ed Fac 1989 Res (MBIA
              Insd) (Prerefunded @ 5/15/10)        6.000   05/15/16        2,153,820
   3,000   New York St Dorm Auth Rev St
              Univ Ed Fac (FGIC Insd)
              (Prerefunded @ 5/15/10)              5.750   05/15/24        3,217,620

           NEW YORK (CONTINUED)
$  2,840   New York St Loc Assistance Corp
              Rfdg, Ser E                          6.000%  04/01/14   $    3,135,729
   1,500   New York St Urban Dev Corp Rev
              Correctional Fac Rfdg                5.500   01/01/13        1,608,405
  12,100   Port Auth NY & NJ Cons 144th (b)        5.000   10/01/35       12,244,598
   3,000   Port Auth NY & NJ Spl Oblig Rev
              Spl Proj JFK Intl Arpt Term 6
              (MBIA Insd) (AMT)                    5.750   12/01/22        2,976,630
   3,000   Port Auth NY & NJ Spl Oblig Rev
              Spl Proj JFK Intl Arpt Term 6
              (MBIA Insd) (AMT)                    5.750   12/01/25        2,922,720
     950   Seneca Nation Indians Cap Impt
              Auth NY Spl Oblig, Ser A (e)         5.000   12/01/23          817,456
                                                                      --------------
                                                                          88,187,811
                                                                      --------------
           NORTH CAROLINA 4.3%
   4,000   North Carolina Eastern Muni Pwr
              Agy Pwr Sys Rev, Ser D               6.750   01/01/26        4,165,720
   1,500   North Carolina Med Care Commn
              Retirement Fac Rev First Mtg
              Southminster Proj, Ser A             5.750   10/01/37        1,400,730
  25,000   North Carolina Muni Pwr Agy No 1
              Catawba Elec Rev Rfdg (MBIA
              Insd)                                6.000   01/01/12       27,028,750
                                                                      --------------
                                                                          32,595,200
                                                                      --------------
           NORTH DAKOTA 0.3%
     515   North Dakota St Hsg Fin Agy Rev
              Hsg Fin Pgm Home Mtg Fin,
              Ser B (MBIA Insd) (AMT)              5.500   07/01/29          526,212

           NORTH DAKOTA (CONTINUED)
$  1,500   Ward Cnty, ND Hlthcare Fac Rev
              Trinity Obligated Group              5.125%  07/01/29   $    1,370,520
                                                                      --------------
                                                                           1,896,732
                                                                      --------------
           OHIO 7.8%
  12,400   Buckeye, OH Tob Settlement Fin
              Auth Asset Bkd Sr Turbo, Ser
              A-2                                  5.750   06/01/34       10,265,464
   6,500   Buckeye, OH Tob Settlement Fin
              Auth Asset Bkd Sr Turbo, Ser A-2     5.875   06/01/30        5,622,240
   6,750   Buckeye, OH Tob Settlement Fin
              Auth Asset Bkd Sr Turbo, Ser A-2     5.875   06/01/47        5,483,970
     450   Cuyahoga Cnty, OH Hlthcare &
              Indpt Living Fac Rev Eliza
              Jennings Sr Care, Ser A              5.750   05/15/27          399,370
   2,000   Cuyahoga Cnty, OH Hosp Fac
              Rev Canton Inc Proj                  7.500   01/01/30        2,118,920
   1,000   Delaware Cnty, OH Cap Fac
              (Prerefunded @ 12/01/10)             6.000   12/01/25        1,092,030
   1,000   Lorain Cnty, OH Hosp Rev
              Catholic Hlthcare, Ser S             5.375   10/01/30        1,006,780
   4,500   Lorain Cnty, OH Hosp Rev Fac
              Catholic, Ser A (FSA Insd) (b)       5.000   02/01/24        4,597,380
   4,525   Lorain Cnty, OH Hosp Rev Fac
              Catholic, Ser B (FSA Insd) (b)       5.000   02/01/24        4,622,835
   4,800   Lorain Cnty, OH Hosp Rev Rfdg
              Catholic, Ser C (FSA Insd) (b)       5.000   04/01/24        4,903,896
   1,625   Montgomery Cnty, OH Rev
              Catholic Hlth, Ser C (FSA
              Insd) (b)                            5.000   10/01/41        1,597,148
   8,000   Ohio St Air Quality Dev Auth Rev
              Dayton Pwr (BHAC Insd)
              (AMT) (b)                            4.800   09/01/36        7,785,025

           OHIO (CONTINUED)
$  1,000   Ohio St Higher Ed Fac Cmnty Rev
              Hosp Univ Hosp Hlth Sys Inc,
              Ser A (BHAC Insd)                    5.250%  01/15/46   $    1,006,080
   3,110   Ohio St Hsg Fin Agy Residential
              Mtg Rev Bkd Sec Pgm, Ser D
              (GNMA Collateralized) (AMT) (b)      5.300   09/01/28        2,996,968
   5,475   Ohio St Hsg Fin Agy Residential
              Mtg Rev Bkd Sec Pgm, Ser D
              (GNMA Collateralized) (AMT) (b)      5.400   03/01/33        5,276,012
                                                                      --------------
                                                                          58,774,118
                                                                      --------------
           OKLAHOMA 0.7%
   2,175   Chickasaw Nation, OK Hlth Sys (e)       6.250   12/01/32        2,215,368
   1,500   Jenks, OK Aquarium Auth Rev
              First Mtg (MBIA Insd)
              (Prerefunded @ 7/01/10)              6.100   07/01/30        1,621,935
   1,575   Oklahoma City, OK Arpt Tr Jr Lien
              27th, Ser B (FSA Insd) (AMT)         5.750   07/01/16        1,600,720
                                                                      --------------
                                                                           5,438,023
                                                                      --------------
           OREGON 0.9%
   4,350   Oregon Hlth Sciences Univ Insd,
              Ser A (MBIA Insd)                    5.250   07/01/22        4,463,404
   1,985   Portland, OR Urban Renewal &
              Redev Downtown Wtrfront, Ser
              A (AMBAC Insd)                       5.750   06/15/16        2,064,182
                                                                      --------------
                                                                           6,527,586
                                                                      --------------
           PENNSYLVANIA 3.3%
   2,750   Allegheny Cnty, PA Hosp Dev
              Auth Rev Hlth Sys West PA,
              Ser A                                5.000   11/15/28        2,195,132
     230   Allegheny Cnty, PA San Auth Swr
              Rev (MBIA Insd)                      5.500   12/01/30          236,424

           PENNSYLVANIA (CONTINUED)
$  2,465   Falls Twp, PA Hosp Auth Hosp
              Rev DE Vly Med Rfdg (FHA
              Gtd)                                 7.000%  08/01/22   $    2,484,498
     875   Montgomery Cnty, PA Indl Dev
              Auth Rev Mtg Whitemarsh
              Continuing Care Proj                 6.250   02/01/35          787,692
   1,550   Pennsylvania Econ Dev Fin Auth
              Exempt Fac Rev Reliant Energy,
              Ser B (AMT)                          6.750   12/01/36        1,557,580
   1,600   Pennsylvania Hsg Fin Agy Single
              Family Mtg Rev, Ser 94-A
              (AMT)                                5.100   10/01/31        1,430,064
   9,240   Pennsylvania St Pub Sch Bldg
              Auth Lease Rev Sch Dist
              Philadelphia Proj, Ser B (FSA
              Insd) (b)                            4.500   06/01/32        8,768,281
   1,000   Philadelphia, PA Auth Indl Dev PA
              Arpt Sys Proj, Ser A (FGIC
              Insd) (AMT)                          5.125   07/01/19          954,860
   2,400   Philadelphia, PA Gas Wks Rev
              1998 Gen Ordinance, Ser 4
              (FSA Insd)                           5.250   08/01/22        2,468,976
   2,350   Pittsburgh, PA, Ser A (AMBAC
              Insd)                                5.500   09/01/16        2,426,634
   1,580   Ridley k, PA Hosp Auth Rev
              Taylor Hosp, Ser A (f)               6.000   12/01/13        1,710,524
                                                                      --------------
                                                                          25,020,665
                                                                      --------------
           RHODE ISLAND 0.1%
   1,100   Rhode Island Hsg & Mtg Fin Corp
              Homeownership Oppty, Ser
              57-B (AMT)                           5.350   10/01/37        1,001,979
                                                                      --------------

           SOUTH CAROLINA 6.6%
$  2,375   Berkeley Cnty, SC Sch Dist Ctf
              tn Berkeley Sch Fac Grp Inc
              (MBIA Insd) (f)                      5.250%  02/01/16   $    2,582,076
   3,375   Charleston Ed Excellence Fin
              Corp SC Rev (b)                      5.250   12/01/25        3,423,431
  10,125   Charleston Ed Excellence Fin
              Corp SC Rev (b)                      5.250   12/01/26       10,270,294
   3,490   Charleston Ed Excellence Fin
              Corp SC Rev (AGC Insd) (b)           5.250   12/01/28        3,549,156
   6,510   Charleston Ed Excellence Fin
              Corp SC Rev (AGC Insd) (b)           5.250   12/01/30        6,620,345
   1,840   Myrtle Beach, SC Hospitality Fee
              Rev, Ser A (FGIC Insd) (a)           5.375   06/01/21        1,917,372
   1,935   Myrtle Beach, SC Hospitality Fee
              Rev, Ser A (FGIC Insd) (a)           5.375   06/01/22        2,011,839
   1,400   South Carolina Jobs Econ Dev
              Auth Hlth Fac Rev First Rfdg
              First Mtg Wesley Commons
              Rfdg                                 5.300   10/01/36        1,115,282
   1,100   South Carolina Jobs Econ Dev
              Auth Hlthcare Fac Rev First Mtg
              Lutheran Homes Rfdg                  5.500   05/01/28          946,253
   1,000   South Carolina Jobs Econ Dev
              Auth Hlthcare Fac Rev First Mtg
              Lutheran Homes Rfdg                  5.625   05/01/42          821,620
   3,000   South Carolina Jobs Econ Dev
              Auth Hosp Fac Rev Palmetto
              Hlth Alliance Rfdg, Ser A            6.250   08/01/31        3,033,270
   4,500   South Carolina Jobs Econ Dev
              Auth Indl Rev Elec & Gas Co
              Proj, Ser A (AMBAC Insd)             5.200   11/01/27        4,549,140

           SOUTH CAROLINA (CONTINUED)
$  3,750   South Carolina Jobs Econ Dev
              Auth Indl Rev Elec & Gas Co
              Proj, Ser B (AMBAC Insd)
              (AMT)                                5.450%  11/01/32   $    3,590,250
     750   South Carolina Jobs Econ Dev
              Auth Rev Woodlands at Furman
              Proj, Ser A                          6.000   11/15/27          686,340
   5,000   Tobacco Settlement Rev Mgmt
              Auth SC Tob Settlement Rev
              Rfdg                                 5.000   06/01/18        4,848,600
                                                                      --------------
                                                                          49,965,268
                                                                      --------------
           SOUTH DAKOTA 0.9%
   2,250   Deadwood, SD Ctf tn (ACA
              Insd)                                6.375   11/01/20        2,357,752
   2,895   South Dakota Hsg Dev Auth
              Homeownership Mtg, Ser E
              (AMT) (b)                            4.625   05/01/36        2,334,889
   1,000   South Dakota St Hlth & Ed Fac
              Auth Rev Children's Care Hosp
              Rfdg (Prerefunded @
              11/01/09)                            6.125   11/01/29        1,061,340
     710   South Dakota St Hlth & Ed Fac
              Auth Vocational Ed Pgm, Ser A
              (AMBAC Insd)                         5.400   08/01/13          719,564
                                                                      --------------
                                                                           6,473,545
                                                                      --------------
           TENNESSEE 3.7%
   4,345   Chattanooga, TN Hlth Ed & Hsg
              Fac Brd Rev CDFI Phase I LLC
              Proj Rfdg, Ser A                     5.125   10/01/35        3,575,283
  11,000   Jackson, TN Hosp Rev Rfdg
              Jackson Madison Hosp, Ser B
              (AMBAC Insd) (c)(d)                  7.000   04/01/41       11,000,000

           TENNESSEE (CONTINUED)
$  3,500   Johnson City, TN Hlth & Ed Fac
              Brd Hosp Rev First Mtg Mtn St
              Hlth Rfdg, Ser A (MBIA Insd)
              (Prerefunded @ 7/01/12)              7.500%  07/01/25   $    4,015,970
   5,345   Johnson City, TN Hlth & Ed Fac
              Brd Hosp Rev First Mtg Mtn St
              Hlth, Ser A                          5.500   07/01/36        4,864,111
   4,550   Shelby Cnty, TN Hlth Ed & Hsg
              Fac Brd Rev Methodist, Ser B
              (FSA Insd) (b)                       5.250   09/01/27        4,642,740
                                                                      --------------
                                                                          28,098,104
                                                                      --------------
           TEXAS 15.8%
   2,375   Alliance Arpt Auth Inc TX Spl Fac
              Rev Rfdg FedEx Corp Proj
              (AMT)                                4.850   04/01/21        2,065,680
     300   Brazos Cnty, TX Hlth Fac Dev
              Oblig Grp                            5.375   01/01/32          287,841
   1,155   Dallas Cnty, TX Flood Ctl Dist
              Rfdg                                 6.750   04/01/16        1,217,485
   1,050   Dallas-Fort Worth, TX Intl Arpt
              Rev Jt, Ser C (MBIA Insd)
              (AMT)                                5.750   11/01/18        1,055,145
   2,000   Dallas-Fort Worth, TX Intl Arpt
              Rev Jt, Ser C (MBIA Insd)
              (AMT)                                6.000   11/01/23        2,008,600
   4,000   Dallas-Fort Worth, TX Intl Arpt
              Rev Rfdg & Impt, Ser A (BHAC
              Insd) (AMT)                          5.500   11/01/31        4,000,800
   4,000   Dallas-Fort Worth, TX Intl Arpt
              Rev, Ser A (FGIC Insd) (AMT)         5.750   11/01/30        3,911,240
   7,960   El Paso Cnty, TX Hosp Dist, Ser
              A (AGL Insd) (b)                     5.000   08/15/37        7,842,546

           TEXAS (CONTINUED)
$  3,730   Fort Bend, TX Indpt Sch Dist
              Rfdg & Sch Bldg (PSF Gtd) (b)        5.000%  08/15/27   $    3,800,910
   1,000   Harris Cnty, TX Hlth Fac Dev
              Corp Hosp Rev Baylor College
              Med, Ser A-4 (AMBAC
              Insd) (c) (d)                        8.500   11/15/47        1,000,000
   1,000   Harris Cnty, TX Hlth Fac Dev
              Mem Hermann Hlthcare, Ser A
              (Prerefunded @ 6/01/11)              6.375   06/01/29        1,099,150
   4,820   Harris Cnty, TX Toll Rd (AMBAC
              Insd) (Prerefunded @ 8/15/09)            *   08/15/18        2,534,934
   1,000   Harris Cnty, TX Toll Rd (AMBAC
              Insd) (Prerefunded @ 8/15/09)            *   08/15/21          427,830
   1,000   Houston, TX Arpt Sys Rev Sub
              Lien, Ser A (FSA Insd) (AMT)         5.625   07/01/30        1,002,730
   5,105   Houston, TX Hotel Occupancy
              Tax & Spl Rev Convention &
              Entmt, Ser B (AMBAC Insd)            5.750   09/01/15        5,371,685
     225   Houston, TX Pub Impt & Rfdg
              (FSA Insd)                           5.750   03/01/15          238,491
   3,000   Houston, TX Util Sys Rev First
              Lien Rfdg, Ser A (FSA Insd)          5.250   05/15/21        3,149,190
  12,800   Houston, TX Util Sys Rev  Rfdg
              Comb First Lien, Ser A (FSA
              Insd) (b)                            5.000   11/15/36       12,703,273
   5,025   Judson, TX Indpt Sch Dist Sch
              Bldg (AGL Insd) (b)                  5.000   02/01/37        4,942,319
   1,650   Lufkin, TX Hlth Fac Dev Corp Hlth
              Sys Rev Mem Hlth Sys East
              TX                                   5.500   02/15/32        1,517,472
   1,250   Lufkin, TX Hlth Fac Dev Corp Hlth
              Sys Rev Mem Hlth Sys East
              TX                                   5.500   02/15/37        1,128,925

           TEXAS (CONTINUED)
$  1,500   Mesquite, TX Hlth Fac Dev
              Retirement Fac Christian Care
              Ctr                                  5.625%  02/15/35   $    1,335,000
   1,500   Mesquite, TX Hlth Fac Dev
              Retirement Fac Christian Care
              Ctr (Prerefunded @ 2/15/10)          7.500   02/15/18        1,629,810
   1,100   Metropolitan Hlth Fac Dev Corp
              TX Wilson N Jones Mem Hosp
              Proj                                 7.200   01/01/21        1,115,774
   1,500   Metropolitan Hlth Fac Dev Corp
              TX Wilson N Jones Mem Hosp
              Proj                                 7.250   01/01/31        1,519,095
   1,500   Mission, TX Econ Dev Corp Solid
              Waste Disp Rev Waste Mgmt
              Inc Proj (AMT)                       6.000   08/01/20        1,504,800
   1,500   North Central, TX Hlth Fac Dev
              Corp Rev Hosp Baylor Hlthcare
              Sys Proj, Ser A                      5.125   05/15/29        1,483,815
   5,750   North Central, TX Hlth Fac Dev
              Corp Rev Hosp Childrens Med
              Ctr Dallas (AMBAC Insd)              5.250   08/15/32        5,757,417
   1,500   North TX Twy Auth Rev Rfdg Sys
              First Tier, Ser A                    5.625   01/01/33        1,493,010
   1,000   North TX Twy Auth Rev Rfdg Sys
              First Tier, Ser B                    5.625   01/01/28        1,012,710
   1,000   North TX Twy Auth Rev Rfdg Sys
              First Tier, Ser B                    6.000   01/01/26        1,046,040
   1,420   North TX Twy Auth Rev Rfdg Sys
              First Tier, Ser B                    6.000   01/01/27        1,480,038
   4,300   North TX Twy Auth Rev Toll
              Second Tier Rfdg, Ser F              5.750   01/01/33        4,195,166

           TEXAS (CONTINUED)
$  1,000   Tarrant Cnty, TX Cultural Ed Fac
              Fin Corp Retirement Fac
              Buckingham Sr Living Cmnty
              Inc                                  5.625%  11/15/27   $      891,080
   4,200   Tarrant Cnty, TX Cultural Ed Fac
              Fin Corp Retirement Fac
              Buckingham Sr Living Cmnty
              Inc                                  5.750   11/15/37        3,611,832
   8,000   Tarrant Cnty, TX Cultural Ed Fac
              Fin Corp Retirement Fac
              Buckner Retirement Svc Inc
              Proj                                 5.250   11/15/37        7,046,720
     650   Tarrant Cnty, TX Cultural Ed Fac
              Fin Corp Retirement Fac CC
              Young Mem Hom Proj                   5.750   02/15/25          585,800
   3,750   Tarrant Cnty, TX Hlth Fac Dev
              Corp Hosp Rev Rfdg Cook
              Childrens Med Ctr, Ser B (FSA
              Insd) (b)                            5.000   12/01/30        3,754,192
   8,700   Texas Commn Mobility Fd (b)             5.000   04/01/28        8,880,047
   1,305   Texas St Pub Ppty Fin Corp Rev
              Mental Hlth & Retardation Rfdg
              (FSA Insd)                           5.500   09/01/13        1,308,080
   2,750   Texas St Vets Housing
              Assistance Pgm Vet, Ser B
              (FHA Gtd) (AMT)                      6.100   06/01/31        2,781,240
   1,500   Texas Wtr Dev Brd Rev St
              Revolving Fd Sr Lien, Ser B          5.250   07/15/17        1,553,235
   4,900   Tyler, TX Hlth Fac Dev Corp Hosp
              Rev & Impt East TX Med Ctr
              Rfdg, Ser A                          5.375   11/01/37        4,233,257
                                                                      --------------
                                                                         119,524,404
                                                                      --------------

           UTAH 0.3%
$  1,000   Utah Hsg Corp Single Family Mtg
              Rev, Ser E (AMT) (b)                 5.250%  01/01/39   $      948,817
   1,100   Utah St Charter Sch Fin Auth
              Charter Sch Rev Summit
              Academy, Ser A                       5.800   06/15/38        1,021,427
                                                                      --------------
                                                                           1,970,244
                                                                      --------------
           VIRGINIA 1.3%
   1,320   Fairfax Cnty, VA Ctf tn                 5.300   04/15/23        1,351,178
     750   Lexington, VA Indl Dev Auth
              Residential Care Fac Rev Mtg
              Kendal at Lexington, Ser A           5.500   01/01/37          627,600
     750   Peninsula Town Ctr Cmnty Dev
              Auth VA Spl Oblig                    6.450   09/01/37          676,365
     800   Tobacco Settlement Fin Corp VA          5.500   06/01/26          884,832
   5,475   Virginia St Hsg Auth Dev Comwlth
              Mtg, Ser B (AMT) (b)                 4.850   01/01/36        4,654,836
   2,000   White Oak Vlg Shops VA Cmnty
              Dev Auth Spl Assmt Rev
              Special Assmt                        5.300   03/01/17        1,908,960
                                                                      --------------
                                                                          10,103,771
                                                                      --------------
           WASHINGTON 4.0%
   2,500   Energy Northwest WA Elec Rev
              Proj No 3 Rfdg, Ser A (FSA
              Insd)                                5.500   07/01/18        2,657,775
   5,360   Energy Northwest WA Elec Rev
              Proj No 3 Rfdg, Ser B (FSA
              Insd)                                6.000   07/01/16        5,897,822
   2,500   Goat Hill Ppty WA Lease Rev
              Govt Office Bldg Proj (MBIA
              Insd)                                5.000   12/01/33        2,454,025
   1,950   Kalispel Tribe Indians Priority Dist
              WA Rev                               6.625   01/01/28        1,841,697

           WASHINGTON (CONTINUED)
$  1,000   Port Seattle, WA Rev, Ser B
              (MBIA Insd) (AMT)                    5.625%  02/01/24   $    1,002,340
   1,435   Radford Ct Ppty WA Student Hsg
              Rev (MBIA Insd) (a)                  6.000   06/01/15        1,525,979
   1,585   Radford Ct Ppty WA Student Hsg
              Rev (MBIA Insd) (a)                  6.000   06/01/16        1,685,489
   1,000   Seattle, WA Muni Lt & Pwr Rev           5.625   12/01/18        1,053,480
   1,250   Skagit Cnty, WA Pub Hosp Dist
              No 001 Rev Skagit Vly Hosp           5.500   12/01/30        1,147,675
   1,250   Skagit Cnty, WA Pub Hosp Dist
              No 001 Rev Skagit Vly Hosp           5.750   12/01/28        1,202,113
   1,140   Skagit Cnty, WA Pub Hosp Dist
              No 001 Rev Skagit Vly Hosp           5.750   12/01/32        1,069,092
   2,100   Spokane, WA Pub Fac Dist Hotel
              (MBIA Insd)                          5.750   12/01/21        2,262,267
   3,000   Spokane, WA Pub Fac Dist Hotel
              Motel & Sales Use Tax (MBIA
              Insd)                                5.250   09/01/33        3,019,170
   2,325   Washington St Hsg Fin Commn
              Nonprofit Rev Custodial Rcpt
              Wesley Homes, Ser
              2007A - 2027 (Acquired 05/07/08,
              Cost $2,325,000) (g)                 6.000   01/01/27        2,261,783
   1,000   Washington St Hsg Fin Commn
              Nonprofit Rev Skyline at First
              Hill Proj, Ser A                     5.625   01/01/38          875,250
                                                                      --------------
                                                                          29,955,957
                                                                      --------------
           WEST VIRGINIA 0.7%
     250   Ohio Cnty, WV Cnty Commn Tax
              Increment Rev Fort Henry Ctr
              Fin Dist, Ser A                      5.625   06/01/22          251,188

           WEST VIRGINIA (CONTINUED)
$  1,500   Pleasants Cnty, WV Pollutn Ctl
              Rev Cnty Comm Allegheny
              Rfdg, Ser F                          5.250%  10/15/37   $    1,398,345
   1,500   West Virginia St Hosp Fin Auth
              Hosp Rev Thomas Hlth Sys             6.000   10/01/20        1,477,620
   2,000   West Virginia St Hosp Fin Auth
              Hosp Rev Thomas Hlth Sys             6.250   10/01/23        1,978,580
                                                                      --------------
                                                                           5,105,733
                                                                      --------------
           WISCONSIN 3.1%
     510   Badger Tob Asset Sec Corp WI            6.375   06/01/32          498,046
   2,000   Southeast WI Professional
              Baseball Pk Dist Sales Tax Rev
              Rfdg, Ser A (MBIA Insd)              5.500   12/15/20        2,210,080
   7,500   Wisconsin Hsg & Econ Dev Auth
              Home Ownership Rev, Ser A
              (AMT) (b)                            4.750   09/01/33        6,212,501
   4,100   Wisconsin Hsg & Econ Dev Auth
              Home Ownership Rev, Ser A
              (AMT) (b)                            5.300   09/01/23        3,972,973
   4,895   Wisconsin Hsg & Econ Dev Auth
              Home Ownership Rev, Ser A
              (AMT) (b)                            5.500   09/01/28        4,743,342
   6,050   Wisconsin St Hlth & Ed Fac Auth
              Rev Ministry Hlth (FSA
              Insd) (b)                            5.000   08/01/34        5,853,202
     300   Wisconsin St Hlth & Ed Fac Auth
              Rev Newcastle Place Inc, Ser
              A                                    6.000   12/01/27          273,012
                                                                      --------------
                                                                          23,763,156
                                                                      --------------

           WYOMING 0.2%
$  2,000   Sweetwater Cnty, WY Solid
              Waste Disp Rev FMC Corp Proj
              Rfdg (AMT)                           5.600%  12/01/35   $    1,778,280
                                                                      --------------
           GUAM 0.8%
   5,800   Guam Pwr Auth Rev, Ser A
              (AMBAC Insd)                         5.250   10/01/34        5,702,328
                                                                      --------------
           PUERTO RICO 0.7%
   4,000   Puerto Rico Comwlth Hwy &
              Transn Auth Hwy Rev, Ser Y
              (FSA Insd) (b)                       6.250   07/01/21        4,563,740
   1,000   Puerto Rico Indl Tourist Ed Med &
              Environmental Ctl Fac Fin Auth
              Higher Ed Rev                        5.375   02/01/19        1,002,080
      50   Puerto Rico Pub Bldg Auth Rev
              Govt Fac, Ser I (Comwlth Gtd)
              (Prerefunded @ 7/01/14)              5.250   07/01/33           54,207
                                                                      --------------
                                                                           5,620,027
                                                                      --------------
           U.S. VIRGIN ISLANDS 0.5%
   1,500   Virgin Islands Pub Fin Auth Rev
              Gross Rcpt Taxes Ln Nt, Ser A        6.375   10/01/19        1,581,450
   1,000   Virgin Islands Pub Fin Auth Rev
              Gross Rcpt Taxes Ln Nt, Ser A
              (ACA Insd) (Prerefunded @
              10/01/10)                            6.125   10/01/29        1,084,430

           U.S. VIRGIN ISLANDS (CONTINUED)
$  1,000   Virgin Islands Pub Fin Auth Rev
              Gross Rcpt Taxes Ln Nt, Ser A
              (Prerefunded @ 10/01/10)             6.500%  10/01/24   $    1,098,090
                                                                      --------------
                                                                           3,763,970
                                                                      --------------
TOTAL INVESTMENTS  199.1%
   (Cost $1,544,678,882)                                               1,502,429,768
LIABILITY FOR FLOATING RATE NOTE OBLIGATIONS RELATED TO
   SECURITIES HELD (45.7%) (Cost ($344,557,000))
   (344,557) Notes with interest rates ranging from 2.23% to 2.76%
   at July 31, 2008 and contractual maturities
   of collateral ranging from 2021 to 2047 (h)                          (344,557,000)
                                                                      --------------
TOTAL NET INVESTMENTS 153.4%
   (Cost $1,200,121,882)
                                                                       1,157,872,768
OTHER ASSETS IN EXCESS OF LIABILITIES 3.5%                                26,035,209
PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS) (56.9%)              (429,365,937)
                                                                      --------------
NET ASSETS APPLICABLE TO COMMON SHARES 100.0%                         $  754,542,040
                                                                      ==============

Percentages are calculated as a percentage of net assets applicable to common shares.

*    Zero coupon bond

(a)  The Trust owns 100% of the outstanding bond issuance.

(b)  Underlying security related to Inverse Floaters entered into by the Trust.

(c) Security includes a feature allowing the Trust an option on any interest rate payment date to offer the security for sale at . The sale is contingent upon market conditions.

(d)  Variable Rate Coupon

(e) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(f)  Escrowed to Maturity

(g) Security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 0.8% of net assets applicable to common shares.

(h) Floating rate notes. The interest rates shown reflect the rates in effect at July 31, 2008.

ACA - American Capital Access
AGC - AGC Insured Custody Certificates
AGL - Assured Guaranty Ltd.
AMBAC - AMBAC Indemnity Corp.
AMT - Alternative Minimum Tax
BHAC -  Berkshire Hathaway Assurance Corp.
CIFG - CDC IXIS Financial Guaranty
Comwth - Commonwealth of Puerto Rico
FGIC - Financial Guaranty Insurance Co.
FHA - Federal Housing Administration
FSA - Financial Security Assurance Inc.
GNMA - Government National Mortgage Association
MBIA - Municipal Bond Investors Assurance Corp.
PSF - Public School Fund
Radian - Radian Asset Assurance
XLCA - XL Capital Assurance Inc.

Item 2. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Trust For Investment Grade Municipals


By: /s/ Jerry W. Miller
    ---------------------------------
Name: Jerry W. Miller
Title: Principal Executive Officer
Date: September 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Jerry W. Miller
    ---------------------------------
Name: Jerry W. Miller
Title: Principal Executive Officer
Date: September 18, 2008


By: /s/ Stuart N. Schuldt
    ---------------------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: September 18, 2008